Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory
Schedule of inventory

	December 31, 2010	December 31, 2011
Raw materials	$18,929	$44,493
Work-in-process	27,226	53,924
Finished goods	1,610	4,977
	$47,765	$103,394